Pay vs Performance Disclosure - USD ($)		4 Months Ended	5 Months Ended	12 Months Ended						27 Months Ended
		Dec. 31, 2024	Aug. 29, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Apr. 03, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Our Compensation Committee approves and administers our executive compensation program to align executive compensation with stockholder interests by linking pay to performance. Our overall compensation program includes a mix of short-term and long-term components through our annual cash incentive plan and our equity incentive awards. As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. We are a smaller reporting company pursuant to Rule 405 of the Securities Act and, as such, are only required to include information for the past three fiscal years in the table below.

Pay Versus Performance Table

Year	Summary Compensation Table Total for Mr. Bristow ($)(1)	Summary Compensation Table Total for Mr. Keuer ($)(1)	Summary Compensation Table Total for Dr. Klein ($)(1)	Compensation Actually Paid to Dr. Bristow ($)(3)	Compensation Actually Paid to Mr. Keuer ($)(3)	Compensation Actually Paid to Dr. Klein ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Stockholder Return Based on Initial Fixed $100 Investment ($)(4)	Net Income ($ in thousands)(5)
2024	510,416	853,520	520,911	518,016	848,453	44,698,284	461,678	3,718,227	109.89	(83,724)
2023	358,800	N/A	N/A	290,864	N/A	N/A	361,937	323,666	79.07	(5,339)
2022	358,800	N/A	N/A	523,780	N/A	N/A	382,711	444,912	110.23	(9,926)

(1)      During years 2022, 2023 and 2024, the following individuals served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During 2022 through 2024
Michael Bristow	January 1, 2022 through April 3, 2024
Thomas Keuer	April 3, 2024 through August 29, 2024
Dr. Lawrence Klein	August 29, 2024 through December 31, 2024

The dollar amounts reported in these columns represent the amount of total compensation reported for each of Drs. Klein and Bristow and Mr. Keuer (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above.

(2)      The dollar amounts reported in this column represent the average amount of total compensation report for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows:

Year	Non-PEO NEOs
2024	Dr. Joana Goncalves, Paul Quinlan, and C. Jeffrey Dekker
2023	Thomas A. Keuer and C. Jeffrey Dekker
2022	Thomas A. Keuer and Christopher D. Ozeroff

(3)      The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2024. Except as noted below, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Dr. Bristow		Mr. Keuer	Dr. Klein	Average Non-PEO NEOs
	2023	2024	2024	2024	2023	2024
Summary Compensation Table Total	$358,800	$510,416	$853,520	$520,911	$361,937	$461,678
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—	$(39,676)	$(22,484)	—	—	$(8,316)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(a)	—	—	—	$44,177,373	—	$3,257,026
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(45,283)	—	—	—	$(15,718)	—
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year(b)	$(22,653)	$65,304	$24,059	—	$(22,553)	$7,839
Less, prior year-end fair value for any equity awards forfeited in the year	—	$(18,038)	$(6,642)	—	—	—
Compensation Actually Paid	$290,864	$518,016	$848,453	$44,698,284	$323,666	$3,718,227

(a)      For Dr. Klein and the average non-PEO NEOs as a group for 2024, includes the value of awards granted during 2024 by Pre-Merger Oruka that were assumed by the Company in connection with the Merger but that are not reflected in the Summary Compensation Table.

(b)      For Messrs. Bristow and Keuer and the average non-PEO NEOs as a group for 2024, the value as of the vesting date of the ARCA stock options that were accelerated and cashed out in connection with the Merger is based on the actual cash amount paid (representing the difference between $3.9489 and the applicable per share exercise price).

(4)      Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.

(5)      The dollar amounts reported for 2022 and 2023 represent the amount of net income (loss) reflected in ARCA’s audited financial statements for 2022 and 2023. The dollar amount reported for 2024 represents the amount of net income (loss) reflected in our audited financial statements for the period from February 6, 2024 (inception) to December 31, 2024, as reported in our Annual Report on Form 10-K.

Named Executive Officers, Footnote	The dollar amounts reported in this column represent the average amount of total compensation report for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows:
Year	Non-PEO NEOs
2024	Dr. Joana Goncalves, Paul Quinlan, and C. Jeffrey Dekker
2023	Thomas A. Keuer and C. Jeffrey Dekker
2022	Thomas A. Keuer and Christopher D. Ozeroff

Non-PEO NEO Average Total Compensation Amount	[1]			$ 461,678		$ 361,937		$ 382,711
Non-PEO NEO Average Compensation Actually Paid Amount	[2]			$ 3,718,227		323,666		444,912
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2024. Except as noted below, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.
	Dr. Bristow		Mr. Keuer	Dr. Klein	Average Non-PEO NEOs
	2023	2024	2024	2024	2023	2024
Summary Compensation Table Total	$358,800	$510,416	$853,520	$520,911	$361,937	$461,678
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—	$(39,676)	$(22,484)	—	—	$(8,316)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(a)	—	—	—	$44,177,373	—	$3,257,026
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(45,283)	—	—	—	$(15,718)	—
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year(b)	$(22,653)	$65,304	$24,059	—	$(22,553)	$7,839
Less, prior year-end fair value for any equity awards forfeited in the year	—	$(18,038)	$(6,642)	—	—	—
Compensation Actually Paid	$290,864	$518,016	$848,453	$44,698,284	$323,666	$3,718,227

(a)      For Dr. Klein and the average non-PEO NEOs as a group for 2024, includes the value of awards granted during 2024 by Pre-Merger Oruka that were assumed by the Company in connection with the Merger but that are not reflected in the Summary Compensation Table.

(b)      For Messrs. Bristow and Keuer and the average non-PEO NEOs as a group for 2024, the value as of the vesting date of the ARCA stock options that were accelerated and cashed out in connection with the Merger is based on the actual cash amount paid (representing the difference between $3.9489 and the applicable per share exercise price).

Total Shareholder Return Vs Peer Group				Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.
Total Shareholder Return Amount	[3]			$ 109.89		79.07		110.23
Net Income (Loss)	[4]			(83,724,000)		(5,339,000)		(9,926,000)
PEO Name		Dr. Lawrence Klein	Thomas Keuer							Michael Bristow
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,316)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]			3,257,026
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(15,718)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			7,839		(22,553)
Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Bristow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]			510,416		358,800		358,800
Mr. Keuer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]			853,520
PEO Actually Paid Compensation Amount	[2]			848,453
Mr. Keuer [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(22,484)
Mr. Keuer [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]
Mr. Keuer [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. Keuer [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			24,059
Mr. Keuer [Member] | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,642)
Dr. Klein [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[7]			520,911
PEO Actually Paid Compensation Amount				44,698,284	[2]		[7]		[2]
Dr. Klein [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Dr. Klein [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]			44,177,373
Dr. Klein [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Dr. Klein [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]
Dr. Klein [Member] | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Dr. Bristow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				510,416		358,800
PEO Actually Paid Compensation Amount	[2]			518,016		290,864		$ 523,780
Dr. Bristow [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(39,676)
Dr. Bristow [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5]
Dr. Bristow [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(45,283)
Dr. Bristow [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]			65,304		(22,653)
Dr. Bristow [Member] | Less, prior year-end fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (18,038)

[1]	The dollar amounts reported in this column represent the average amount of total compensation report for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows:
Year	Non-PEO NEOs
2024	Dr. Joana Goncalves, Paul Quinlan, and C. Jeffrey Dekker
2023	Thomas A. Keuer and C. Jeffrey Dekker
2022	Thomas A. Keuer and Christopher D. Ozeroff

[2]	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs or our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table, adjusted as shown below for 2024. Except as noted below, equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.
	Dr. Bristow		Mr. Keuer	Dr. Klein	Average Non-PEO NEOs
	2023	2024	2024	2024	2023	2024
Summary Compensation Table Total	$358,800	$510,416	$853,520	$520,911	$361,937	$461,678
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	—	$(39,676)	$(22,484)	—	—	$(8,316)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year(a)	—	—	—	$44,177,373	—	$3,257,026
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(45,283)	—	—	—	$(15,718)	—
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year(b)	$(22,653)	$65,304	$24,059	—	$(22,553)	$7,839
Less, prior year-end fair value for any equity awards forfeited in the year	—	$(18,038)	$(6,642)	—	—	—
Compensation Actually Paid	$290,864	$518,016	$848,453	$44,698,284	$323,666	$3,718,227

(a)      For Dr. Klein and the average non-PEO NEOs as a group for 2024, includes the value of awards granted during 2024 by Pre-Merger Oruka that were assumed by the Company in connection with the Merger but that are not reflected in the Summary Compensation Table.

(b)      For Messrs. Bristow and Keuer and the average non-PEO NEOs as a group for 2024, the value as of the vesting date of the ARCA stock options that were accelerated and cashed out in connection with the Merger is based on the actual cash amount paid (representing the difference between $3.9489 and the applicable per share exercise price).

[3]	Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2021.
[4]	The dollar amounts reported for 2022 and 2023 represent the amount of net income (loss) reflected in ARCA’s audited financial statements for 2022 and 2023. The dollar amount reported for 2024 represents the amount of net income (loss) reflected in our audited financial statements for the period from February 6, 2024 (inception) to December 31, 2024, as reported in our Annual Report on Form 10-K.
[5]	For Dr. Klein and the average non-PEO NEOs as a group for 2024, includes the value of awards granted during 2024 by Pre-Merger Oruka that were assumed by the Company in connection with the Merger but that are not reflected in the Summary Compensation Table.
[6]	For Messrs. Bristow and Keuer and the average non-PEO NEOs as a group for 2024, the value as of the vesting date of the ARCA stock options that were accelerated and cashed out in connection with the Merger is based on the actual cash amount paid (representing the difference between $3.9489 and the applicable per share exercise price).
[7]	During years 2022, 2023 and 2024, the following individuals served as “principal executive officer” during the time periods set forth below:
Name	Dates as PEO During 2022 through 2024
Michael Bristow	January 1, 2022 through April 3, 2024
Thomas Keuer	April 3, 2024 through August 29, 2024
Dr. Lawrence Klein	August 29, 2024 through December 31, 2024

The dollar amounts reported in these columns represent the amount of total compensation reported for each of Drs. Klein and Bristow and Mr. Keuer (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation-Summary Compensation Table” above.